AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated April 11, 2013

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

and to the Statutory Prospectus for Institutional Class, Class P, Administrative Class

and Class D Shares of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to AllianzGI NFJ Small-Cap Value Fund (the “Fund”) in the Prospectus, the second sentence in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time.

The Fund’s performance table as it appears in the Fund Summary under the Section titled “Performance Information” is revised to delete reference to “Lipper Small-Cap Core Funds Average” and replaced with “Lipper Small-Cap Value Funds Average”.